SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Explanation of financial effect of non-adjusting event after reporting period [text block]

Net income for period ended December 31, 2018 included in the unconsolidated financial statements of Grupo Aval		2,887,749
Occasional reserve release at the disposal of the General Meeting of Shareholders		6,265,450
Total Income available for disposal of the General Meeting of Shareholders		9,153,199

Cash Dividends		Ps. 60 per share payable in twelve monthly installments of Ps. 5.00 per share, from April 2019 to March, 2020.
Total shares outstanding		22,281,017,159
Total dividends declared	Ps.	1,336,861

To Occasional reserve at the disposal of General Meeting of Shareholders		7,816,338